Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value
Aerospace & Defense — 1.8%
Boeing Co. (The)(1)	14,706	$5,595,192
L3Harris Technologies, Inc.(1)	6,224	1,298,575
Northrop Grumman Corp.(1)	25,030	9,380,994
Raytheon Co.(1)	13,000	2,550,470
Textron, Inc.(1)	42,342	2,073,064

		$20,898,295

Airlines — 0.3%
Alaska Air Group, Inc.(1)	9,493	$616,191
Southwest Airlines Co.(1)	52,956	2,860,153

		$3,476,344

Auto Components — 0.0%(2)
Garrett Motion, Inc.(3)	6,442	$64,162

		$64,162

Automobiles — 0.3%
Ford Motor Co.(1)	130,500	$1,195,380
General Motors Co.(1)	59,000	2,211,320

		$3,406,700

Banks — 3.4%
Bank of America Corp.(1)	281,824	$8,220,806
Citizens Financial Group, Inc.	17,764	628,313
Fifth Third Bancorp(1)	88,466	2,422,199
Huntington Bancshares, Inc.(1)	179,679	2,564,019
JPMorgan Chase & Co.(1)	84,867	9,987,997
KeyCorp	38,413	685,288
M&T Bank Corp.(1)	4,453	703,441
Regions Financial Corp.(1)	348,924	5,519,978
SunTrust Banks, Inc.(1)	49,905	3,433,464
Wells Fargo & Co.(1)	102,330	5,161,525
Zions Bancorp NA(1)	25,204	1,122,082

		$40,449,112

Beverages — 2.2%
Coca-Cola Co. (The)(1)	153,082	$8,333,784
PepsiCo, Inc.(1)	126,352	17,322,859

		$25,656,643

Biotechnology — 3.6%
AbbVie, Inc.	6,412	$485,517
Amgen, Inc.(1)	59,770	11,566,093
Biogen, Inc.(1)(3)	35,831	8,342,173
Celgene Corp.(1)(3)	91,797	9,115,442
Gilead Sciences, Inc.(1)	210,061	13,313,666

		$42,822,891

Security	Shares	Value
Building Products — 0.3%
A.O. Smith Corp.(1)	36,161	$1,725,241
Allegion PLC(1)	10,516	1,089,984
Johnson Controls International PLC(1)	25,446	1,116,825
Resideo Technologies, Inc.(3)	10,737	154,076

		$4,086,126

Capital Markets — 2.0%
CME Group, Inc.(1)	12,294	$2,598,214
Goldman Sachs Group, Inc. (The)(1)	12,655	2,622,495
Invesco Ltd.(1)	25,937	439,373
Moody’s Corp.(1)	28,831	5,905,454
Morgan Stanley(1)	43,096	1,838,906
S&P Global, Inc.(1)	33,507	8,208,545
State Street Corp.(1)	13,478	797,763
T. Rowe Price Group, Inc.(1)	13,079	1,494,276

		$23,905,026

Chemicals — 1.2%
AdvanSix, Inc.(3)	2,576	$66,255
Air Products and Chemicals, Inc.(1)	13,083	2,902,594
Corteva, Inc.(3)	20,341	569,548
Dow, Inc.(3)	20,341	969,249
DuPont de Nemours, Inc.(1)	20,341	1,450,517
PPG Industries, Inc.(1)	69,093	8,188,211

		$14,146,374

Commercial Services & Supplies — 0.4%
Copart, Inc.(1)(3)	44,829	$3,601,114
Waste Management, Inc.	6,187	711,505

		$4,312,619

Communications Equipment — 2.0%
Arista Networks, Inc.(1)(3)	12,000	$2,867,040
Cisco Systems, Inc.(1)	425,260	21,012,097

		$23,879,137

Consumer Finance — 1.0%
American Express Co.(1)	30,565	$3,615,228
Capital One Financial Corp.	10,757	978,672
Discover Financial Services(1)	87,596	7,103,160

		$11,697,060

Containers & Packaging — 0.2%
Packaging Corp. of America	6,741	$715,220
WestRock Co.(1)	38,778	1,413,458

		$2,128,678

Distributors — 0.1%
Genuine Parts Co.(1)	16,898	$1,682,872

		$1,682,872

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)(3)	26,791	$5,573,064

		$5,573,064

Security	Shares	Value
Diversified Telecommunication Services — 1.0%
AT&T, Inc.(1)	122,541	$4,636,951
Verizon Communications, Inc.(1)	119,832	7,233,060

		$11,870,011

Electric Utilities — 1.0%
American Electric Power Co., Inc.	6,004	$562,515
Edison International(1)	99,348	7,492,826
NextEra Energy, Inc.(1)	18,000	4,193,820

		$12,249,161

Electronic Equipment, Instruments & Components — 0.1%
FLIR Systems, Inc.(1)	22,766	$1,197,264

		$1,197,264

Energy Equipment & Services — 0.2%
Apergy Corp.(3)	14,935	$403,992
TechnipFMC PLC(1)	66,229	1,598,768

		$2,002,760

Entertainment — 2.2%
Netflix, Inc.(1)(3)	40,535	$10,847,977
Walt Disney Co. (The)(1)	119,119	15,523,588

		$26,371,565

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.(1)	17,730	$3,920,635
Apartment Investment & Management Co., Class A(1)	42,138	2,197,075
Boston Properties, Inc.	7,000	907,620
Digital Realty Trust, Inc.(1)	11,664	1,514,104
Mid-America Apartment Communities, Inc.	7,970	1,036,180
ProLogis, Inc.	12,000	1,022,640
Simon Property Group, Inc.(1)	36,850	5,735,702

		$16,333,956

Food & Staples Retailing — 1.3%
Kroger Co. (The)(1)	75,174	$1,937,986
Sysco Corp.(1)	38,977	3,094,774
Walmart, Inc.(1)	92,734	11,005,671

		$16,038,431

Food Products — 1.6%
Hershey Co. (The)	5,163	$800,213
Hormel Foods Corp.	21,160	925,327
Lamb Weston Holdings, Inc.(1)	16,086	1,169,774
Mondelez International, Inc., Class A(1)	212,633	11,762,858
Tyson Foods, Inc., Class A(1)	45,000	3,876,300

		$18,534,472

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories(1)	52,617	$4,402,464
Baxter International, Inc.(1)	36,672	3,207,700
Danaher Corp.	8,500	1,227,655
Edwards Lifesciences Corp.(1)(3)	22,126	4,865,729
Intuitive Surgical, Inc.(1)(3)	28,463	15,368,027
Stryker Corp.(1)	33,820	7,315,266

		$36,386,841

Security	Shares	Value
Health Care Providers & Services — 1.9%
Cigna Corp.(1)(3)	33,534	$5,090,126
CVS Health Corp.(1)	88,422	5,576,775
DaVita, Inc.(3)	11,550	659,158
McKesson Corp.	7,813	1,067,725
UnitedHealth Group, Inc.(1)	46,743	10,158,189

		$22,551,973

Hotels, Restaurants & Leisure — 1.9%
Chipotle Mexican Grill, Inc.(1)(3)	3,300	$2,773,551
Darden Restaurants, Inc.(1)	6,000	709,320
Marriott International, Inc., Class A(1)	77,914	9,690,164
McDonald’s Corp.(1)	35,561	7,635,302
Yum! Brands, Inc.(1)	14,466	1,640,879

		$22,449,216

Household Durables — 0.1%
Whirlpool Corp.(1)	11,390	$1,803,720

		$1,803,720

Household Products — 0.7%
Clorox Co. (The)(1)	33,390	$5,070,939
Procter & Gamble Co. (The)(1)	23,414	2,912,234

		$7,983,173

Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc.(1)	47,025	$1,862,190

		$1,862,190

Industrial Conglomerates — 1.1%
3M Co.(1)	11,474	$1,886,326
Honeywell International, Inc.(1)	64,422	10,900,202

		$12,786,528

Insurance — 1.7%
American International Group, Inc.(1)	86,910	$4,840,887
Chubb, Ltd.(1)	35,393	5,713,846
Everest Re Group, Ltd.	3,139	835,256
Marsh & McLennan Cos., Inc.(1)	15,767	1,577,488
Travelers Cos., Inc. (The)(1)	35,246	5,240,728
Unum Group(1)	70,698	2,101,145

		$20,309,350

Interactive Media & Services — 9.3%
Alphabet, Inc., Class A(1)(3)	32,294	$39,435,495
Alphabet, Inc., Class C(1)(3)	24,729	30,144,651
Facebook, Inc., Class A(1)(3)	229,901	40,940,770

		$110,520,916

Internet & Direct Marketing Retail — 6.2%
Amazon.com, Inc.(1)(3)	42,435	$73,663,341

		$73,663,341

IT Services — 3.8%
Alliance Data Systems Corp.(1)	7,945	$1,017,993
Cognizant Technology Solutions Corp., Class A(1)	143,537	8,650,257
Fidelity National Information Services, Inc.(1)	62,742	8,329,628

Security	Shares	Value
Mastercard, Inc., Class A(1)	38,080	$10,341,386
VeriSign, Inc.(1)(3)	31,550	5,951,276
Visa, Inc., Class A(1)	63,696	10,956,349

		$45,246,889

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.(1)	12,000	$919,560
PerkinElmer, Inc.(1)	23,065	1,964,446

		$2,884,006

Machinery — 1.4%
Caterpillar, Inc.	5,735	$724,388
Dover Corp.(1)	29,870	2,973,857
Ingersoll-Rand PLC(1)	23,525	2,898,515
Parker-Hannifin Corp.(1)	14,287	2,580,375
Stanley Black & Decker, Inc.(1)	49,559	7,156,815

		$16,333,950

Media — 2.4%
CBS Corp., Class B(1)	88,076	$3,555,628
Comcast Corp., Class A(1)	548,921	24,745,359

		$28,300,987

Metals & Mining — 0.2%
Newmont Goldcorp Corp.	25,563	$969,349
Nucor Corp.(1)	22,035	1,121,802

		$2,091,151

Multi-Utilities — 1.4%
CMS Energy Corp.(1)	177,055	$11,322,667
Dominion Energy, Inc.(1)	36,763	2,979,273
Sempra Energy(1)	13,873	2,047,794

		$16,349,734

Multiline Retail — 0.2%
Macy’s, Inc.(1)	54,345	$844,521
Nordstrom, Inc.(1)	11,790	396,969
Target Corp.(1)	8,193	875,914

		$2,117,404

Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.(1)	66,225	$7,854,285
ConocoPhillips(1)	35,000	1,994,300
Diamondback Energy, Inc.(1)	17,075	1,535,213
EOG Resources, Inc.(1)	32,900	2,441,838
Exxon Mobil Corp.(1)	81,669	5,766,648
Murphy Oil Corp.(1)	91,974	2,033,545
Phillips 66(1)	57,101	5,847,143
Pioneer Natural Resources Co.	10,000	1,257,700
Williams Cos., Inc. (The)	37,548	903,405

		$29,634,077

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A(1)	63,774	$12,687,837

		$12,687,837

Security	Shares	Value
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.(1)	106,404	$5,395,747
Eli Lilly & Co.(1)	12,046	1,347,104
Johnson & Johnson(1)	43,189	5,587,793
Merck & Co., Inc.(1)	147,981	12,457,040
Pfizer, Inc.(1)	242,074	8,697,719

		$33,485,403

Professional Services — 0.4%
Equifax, Inc.(1)	15,738	$2,213,865
Robert Half International, Inc.(1)	39,255	2,184,933

		$4,398,798

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)(3)	24,669	$1,307,704

		$1,307,704

Road & Rail — 0.8%
Kansas City Southern	4,645	$617,831
Norfolk Southern Corp.(1)	9,503	1,707,309
Ryder System, Inc.	12,392	641,534
Union Pacific Corp.(1)	37,756	6,115,717

		$9,082,391

Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro Devices, Inc.(1)(3)	132,313	$3,835,754
Analog Devices, Inc.(1)	56,522	6,315,203
ASML Holding NV - NY Shares(1)	16,394	4,072,598
Cypress Semiconductor Corp.	38,941	908,883
Intel Corp.(1)	285,159	14,694,243
Microchip Technology, Inc.(1)	53,000	4,924,230
Micron Technology, Inc.(1)(3)	16,962	726,822
NXP Semiconductors NV(1)	69,644	7,599,553
ON Semiconductor Corp.(1)(3)	99,333	1,908,187
QUALCOMM, Inc.(1)	183,978	14,033,842
Texas Instruments, Inc.(1)	156,256	20,194,525
Versum Materials, Inc.	4,856	257,028
Xperi Corp.	28,424	587,808

		$80,058,676

Software — 10.6%
ANSYS, Inc.(1)(3)	14,433	$3,194,889
Fortinet, Inc.(1)(3)	48,262	3,704,591
Microsoft Corp.(1)	686,426	95,433,807
Oracle Corp.(1)	246,551	13,567,702
salesforce.com, Inc.(1)(3)	63,769	9,465,870

		$125,366,859

Specialty Retail — 2.2%
Advance Auto Parts, Inc.(1)	26,636	$4,405,594
Best Buy Co., Inc.(1)	28,506	1,966,629
Home Depot, Inc. (The)(1)	56,895	13,200,778
Lowe’s Cos., Inc.	11,000	1,209,560
Tiffany & Co.(1)	28,579	2,647,273
TJX Cos., Inc. (The)(1)	44,000	2,452,560

		$25,882,394

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.(1)	412,093	$92,296,469
Hewlett Packard Enterprise Co.	10,000	151,700

		$92,448,169

Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B(1)	106,344	$9,987,828

		$9,987,828

Tobacco — 0.3%
Altria Group, Inc.(1)	25,875	$1,058,287
Philip Morris International, Inc.(1)	38,942	2,956,866

		$4,015,153

Trading Companies & Distributors — 0.4%
Fastenal Co.(1)	158,488	$5,177,803

		$5,177,803

Total Common Stocks — 100.4% (identified cost $335,024,697)		$1,189,957,184

Total Written Call Options — (0.7)% (premiums received $16,648,281)		$(8,613,360)

Other Assets, Less Liabilities — 0.3%		$4,046,828

Net Assets — 100.0%		$1,185,390,652

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Amount is less than 0.05%.

(3)	Non-income producing security.

Written Call Options — (0.7)%

Exchange-Traded Options — (0.7)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	72	$55,796,033	$7,800	10/2/19	$(120,600)
NASDAQ 100 Index	70	54,246,143	7,850	10/4/19	(108,150)
NASDAQ 100 Index	72	55,796,033	7,900	10/9/19	(135,360)
NASDAQ 100 Index	71	55,021,088	7,900	10/11/19	(206,255)
NASDAQ 100 Index	72	55,796,033	7,925	10/16/19	(255,960)
NASDAQ 100 Index	71	55,021,088	7,950	10/18/19	(237,140)
NASDAQ 100 Index	73	56,570,978	7,800	10/23/19	(847,530)
NASDAQ 100 Index	72	55,796,033	7,850	10/25/19	(731,520)
S&P 500 Index	187	55,665,038	2,950	10/2/19	(605,880)
S&P 500 Index	187	55,665,038	2,975	10/4/19	(361,845)
S&P 500 Index	187	55,665,038	2,985	10/7/19	(298,265)
S&P 500 Index	188	55,962,712	3,000	10/9/19	(227,480)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	187	$55,665,038	$3,015	10/11/19	$(178,585)
S&P 500 Index	187	55,665,038	2,990	10/14/19	(445,995)
S&P 500 Index	188	55,962,712	3,000	10/16/19	(404,200)
S&P 500 Index	188	55,962,712	3,015	10/18/19	(316,780)
S&P 500 Index	189	56,260,386	2,985	10/21/19	(654,885)
S&P 500 Index	188	55,962,712	2,985	10/23/19	(702,180)
S&P 500 Index	188	55,962,712	2,975	10/25/19	(880,780)
S&P 500 Index	189	56,260,386	2,980	10/28/19	(893,970)

Total					$(8,613,360)

At September 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $8,613,360.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,189,957,184 *	$—	$—	$1,189,957,184
Total Investments	$1,189,957,184	$—	$—	$1,189,957,184

Liability Description
Written Call Options	$(8,613,360)	$—	$—	$(8,613,360)
Total	$(8,613,360)	$—	$—	$(8,613,360)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.